Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Unicom (Hong Kong) Limited (the “Company”) was incorporated as a limited liability company in the Hong Kong Special Administrative Region (“Hong Kong”), the People’s Republic of China (the “PRC”) on February 8, 2000. The principal activity of the Company is investment holding. The principal activities of the Company’s subsidiaries are the provision of voice usage, broadband and mobile data services, data and internet application services, other value-added services, transmission lines usage and associated services and sales of telecommunications products in the PRC. The Company and its subsidiaries are hereinafter referred to as the “Group”. The address of the Company’s registered office is 75th Floor, The Center, 99 Queen’s Road Central, Hong Kong.

The shares of the Company were listed on The Stock Exchange of Hong Kong Limited (“SEHK”) on June 22, 2000 and the American Depositary Shares (“ADS”) of the Company were listed on the New York Stock Exchange on June 21, 2000.

The substantial shareholders of the Company are China Unicom (BVI) Limited (“Unicom BVI”) and China Unicom Group Corporation (BVI) Limited (“Unicom Group BVI”). The majority of equity interests in Unicom BVI is owned by A Share Company, a joint stock company incorporated in the PRC on December 31, 2001, with its A shares listed on the Shanghai Stock Exchange on October 9, 2002.

Under a mixed ownership reform, A Share Company completed a non-public share issuance to certain strategic investors in October 2017. The gross proceeds of the non-public share issuance amounted to RMB61,725 million. Immediately upon the completion of non-public share issuance by A Share Company, China United Network Communications Group Company Limited (a state-owned enterprise established in the PRC, hereinafter referred to as “Unicom Group”), a substantial shareholder of A Share Company, also transferred certain shares in A Share Company to China Structural Reform Fund Corporation Limited at a cash consideration of RMB12,975 million.

On November 28, 2017, the Company issued 6,651,043,262 new shares to Unicom BVI for a cash consideration of RMB74,954 million. As a result, the shareholding of Unicom BVI in the Company increased from 40.61% to 53.52%.

The directors of the Company consider Unicom Group as the ultimate holding company.